Financial Risk and Fair Value Disclosures - Reconciliation for Fair Value Measurement in Level 3 Fair Value Hierarchy (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of fair value measurement of assets [line items]
Beginning balance	$ 560,168,955
Ending balance	567,274,863	$ 18,083,355	$ 560,168,955
Level 3 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	12,128,789		10,251,085
Recognized in profit (loss)	(307,161)		203,424
Recognized in other comprehensive income (loss)	0		0
Acquisition	995,834		2,329,820
Disposal	(551,700)		(566,983)
Return of capital	(19,777)		(12,488)
Transfer out of Level 3	(194,460)		(377,121)
Exchange effect	(226,459)		301,052
Ending balance	11,825,066		12,128,789
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Common stock [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	3,008,183		3,036,255
Recognized in profit (loss)	(38,312)		(119,584)
Recognized in other comprehensive income (loss)	0		0
Acquisition	264,125		505,538
Disposal	(10,142)		(78,234)
Return of capital	0		(83)
Transfer out of Level 3	(194,460)		(377,121)
Exchange effect	(29,257)		41,412
Ending balance	3,000,137		3,008,183
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Preferred stocks [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	3,403,933		2,786,634
Recognized in profit (loss)	298,725		187,131
Recognized in other comprehensive income (loss)	0		0
Acquisition	281,776		639,779
Disposal	(66,319)		(311,066)
Return of capital	0		0
Transfer out of Level 3	0		0
Exchange effect	(77,041)		101,455
Ending balance	3,841,074		3,403,933
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Funds [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	5,596,447		4,274,896
Recognized in profit (loss)	(565,008)		128,617
Recognized in other comprehensive income (loss)	0		0
Acquisition	292,459		1,133,312
Disposal	(372,135)		(81,371)
Return of capital	(19,777)		(12,405)
Transfer out of Level 3	0		0
Exchange effect	(119,443)		153,398
Ending balance	4,812,543		5,596,447
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	54,766		0
Recognized in profit (loss)	194		3,120
Recognized in other comprehensive income (loss)	0		0
Acquisition	147,571		51,191
Disposal	(103,104)		0
Return of capital	0		0
Transfer out of Level 3	0		0
Exchange effect	(775)		455
Ending balance	98,652		54,766
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Others [Member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	65,460		153,300
Recognized in profit (loss)	(2,760)		4,140
Recognized in other comprehensive income (loss)	0		0
Acquisition	9,903		0
Disposal	0		(96,312)
Return of capital	0		0
Transfer out of Level 3	0		0
Exchange effect	57		4,332
Ending balance	72,660		65,460
Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	3,436,398		3,237,388
Recognized in profit (loss)	0		0
Recognized in other comprehensive income (loss)	(272,193)		134,316
Acquisition	150,000		64,694
Disposal	0		0
Return of capital	(160,659)		0
Transfer out of Level 3	0		0
Exchange effect	0		0
Ending balance	3,153,546		3,436,398
Level 3 [member] | Financial assets at fair value through other comprehensive income [member] | Common stock [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	3,231,518		3,062,325
Recognized in profit (loss)	0		0
Recognized in other comprehensive income (loss)	(270,121)		104,499
Acquisition	150,000		64,694
Disposal	0		0
Return of capital	(160,659)		0
Transfer out of Level 3	0		0
Exchange effect	0		0
Ending balance	2,950,738		3,231,518
Level 3 [member] | Financial assets at fair value through other comprehensive income [member] | Preferred stocks [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	204,880		175,063
Recognized in profit (loss)	0		0
Recognized in other comprehensive income (loss)	(2,072)		29,817
Acquisition	0		0
Disposal	0		0
Return of capital	0		0
Transfer out of Level 3	0		0
Exchange effect	0		0
Ending balance	$ 202,808		$ 204,880